Stock-based Compensation - Exercise price range of options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation, Exercise price range of options
Shares Exercisable | shares	12,240,250
Aggregate Intrinsic Value (in Dollars) | $	$ 12,612
$1.18 - $2.65
Share-based Compensation, Exercise price range of options
Lower exercise price per share (in dollars per share)	$ 1.19
Upper exercise price per share (in dollars per share)	$ 2.17
Shares Exercisable | shares	4,573,500
Weighted average remaining contractual life	7 years 10 months 21 days
Weighted average exercise price	$ 1.83
Aggregate Intrinsic Value (in Dollars) | $	$ 362
$0.4 - $1.17
Share-based Compensation, Exercise price range of options
Lower exercise price per share (in dollars per share)	$ 0.44
Upper exercise price per share (in dollars per share)	$ 1.18
Shares Exercisable | shares	2,507,500
Weighted average remaining contractual life	1 year 8 months 19 days
Weighted average exercise price	$ 0.55
Aggregate Intrinsic Value (in Dollars) | $	$ 3,634
$0.05 - $0.39
Share-based Compensation, Exercise price range of options
Lower exercise price per share (in dollars per share)	$ 0.05
Upper exercise price per share (in dollars per share)	$ 0.43
Shares Exercisable | shares	5,159,250
Weighted average remaining contractual life	4 years 4 days
Weighted average exercise price	$ 0.24
Aggregate Intrinsic Value (in Dollars) | $	$ 8,616